Income Taxes (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Line Items]
Government subsidies amount	$ 466	$ 1,100
Statutory tax	34.00%
Unused tax credits [Member]
Income Taxes [Line Items]
Unrecognized tax benefits	$ 158	$ 149